DISPOSALS AND DISSOLUTION OF SUBSIDIARIES - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2024	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 05, 2021	Aug. 31, 2019
Business Acquisition [Line Items]
Gain from de-recognition of other payable associated with disposal of Shanghai Caiyin		¥ 280,231
Consideration at present value as other non-current assets	¥ 18,814
Shanghai Caiyin Asset Management Co Ltd
Business Acquisition [Line Items]
Purchase price for shares			¥ 75,646
Loans receivable waived off						¥ 1,973,613
Contingent amount				¥ 117,021	¥ 255,064	¥ 372,085
Shanghai Caiyin
Business Acquisition [Line Items]
Sale value of disposal group								¥ 1,078,686
Contingent consideration receivable								¥ 372,085
Disposal group, including discontinued operation, gain derived from release of contingent consideration payable				117,021	138,043
Disposal group accounts payable				¥ 188,300	322,028
Disposal group fixed payable					205,007
Disposal group contingent payable					¥ 117,021
Cash settlement payment			¥ 4,464
Aguila Information
Business Acquisition [Line Items]
Equity ownership percent transferred							6.00%
Shenzhen Rongxinbao
Business Acquisition [Line Items]
Equity Percent Acquired			100.00%
Purchase price for shares			¥ 391,870
Gain or loss recognized			2,012
Shenzhen Rongxinbao | Shanghai Caiyin
Business Acquisition [Line Items]
Disposal consideration settled by accounts receivable			108,190
Fujian Zhuoqun
Business Acquisition [Line Items]
Purchase price for shares			316,224
Fujian Zhuoqun | Shanghai Caiyin
Business Acquisition [Line Items]
Disposal consideration settled by accounts receivable			¥ 75,646
Fortunify International Holdings Pte. Ltd
Business Acquisition [Line Items]
Equity Percent Acquired	100.00%
Purchase price for shares	¥ 21,866
Gain or loss recognized	¥ 14,431